Summary of Significant Accounting Policies (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Significant Accounting Policies [Line Items]
Income (Loss) from Equity Method Investments	$ 25	$ 6	$ 25
Exchange Fees	389	349	359
Transaction and Clearing Fee Rebates	674	563	466
Dividend Income, Operating	19	16	23
Other current liabilities	111	156
Change in fair value of net investment hedge	0	0	(21)
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax	(345)	(45)	13
Foreign Currency Transaction Gain (Loss), before Tax	1	14	$ 2
Other noncurrent liabilities	337	337
Excess Tax Benefit from Share-based Compensation, Operating Activities	15
Fair Value Assets Measured On Recurring Basis Equity Method And Cost Method Investments	$ 208	$ 116
Original Listing fee [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Customer Listing Fee Recognition, Estimated Service Period	5 years
Original Listing fee [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Customer Listing Fee Recognition, Estimated Service Period	9 years
Other Listing Fee [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Customer Listing Fee Recognition, Estimated Service Period	3 years
Other Listing Fee [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Customer Listing Fee Recognition, Estimated Service Period	6 years
Cetip [Member]
Significant Accounting Policies [Line Items]
Available-for-sale Securities, Accumulated Gross Unrealized Gain, before Tax	$ 108
Unrealized Gain on Securities	134
CDS Creditex Customer Relationship [Member]
Significant Accounting Policies [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)	$ 33